Note 21 - Non-current Assets Held for Sale (Details) - ARS ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Non-current Assets Held For Sale Abstract
Property Held for Sale	$ 108,339,000
Carrying Amount of Shares Held for Sale	$ 433,597,000	$ 289,945,000
Percentage of Shares Sold on February 1, 2019.	51%